Share Capital and Warrants - Issued and Outstanding - Common Shares (Detail) - Common shares - CAD ($) shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Number of Common Shares
Outstanding, Beginning of Year	1,228,870	1,228,828
Issued Under the Arrangement, Net of Issuance Costs	788,518	0
Issued Upon Exercise of Warrants (Note 22D)	214	0
Issued Under Stock Option Plans (Note 24)	34	42
Outstanding, End of Period	2,017,636	1,228,870
Amount
Outstanding, Beginning of Year	$ 11,040	$ 11,040
Issued Under the Arrangement, Net of Issuance Costs	6,110	0
Issued Upon Exercise of Warrants (Note 22D)	2	0
Issued Under Stock Option Plans (Note 24)	0	0
Outstanding, End of Period	$ 17,152	$ 11,040